FVM - Movements of level 3 instruments - Assets (Detail) - CHF (SFr) SFr in Millions		3 Months Ended	6 Months Ended
		Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2017		Jan. 01, 2018
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period		SFr 347,438	SFr 316,353
Transfers into Level 3		1,000
Transfers out of Level 3		(200)
Balance at the end of period		356,135	356,135
Level 3
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period		7,957	5,489
Balance at the end of period		9,522	9,522
Level 3 | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption			2,000	SFr 1,700
Reclassifications and remeasurements upon adoption of IFRS 9						SFr 400
Balance at the beginning of the period			2,400
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income			(300)	0	[1]
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period			(200)	0
Purchases			1,000	700
Sales			(4,800)	(2,300)
Issuances			4,200	1,600
Settlements			0	0
Transfers into Level 3			800	200
Transfers out of Level 3			(100)	(200)
Foreign currency translation			0	0
Balance before IFRS 9 adoption				1,600
Balance at the end of period	[2]	3,300	3,300
Level 3 | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption			600	600
Balance at the beginning of the period			600
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income			(100)	0	[1]
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period			(100)	0
Purchases			400	300
Sales			(800)	(100)
Issuances			0	0
Settlements			0	0
Transfers into Level 3			600	100
Transfers out of Level 3			0	0
Foreign currency translation			0	0
Balance before IFRS 9 adoption				800
Balance at the end of period	[2]	600	600
Level 3 | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption			500	700
Reclassifications and remeasurements upon adoption of IFRS 9						400
Balance at the beginning of the period			900
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income			0	100	[1]
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period			0	0
Purchases			300	300
Sales			(3,600)	(2,100)
Issuances			4,200	1,600
Settlements			0	0
Transfers into Level 3			0	0
Transfers out of Level 3			0	(100)
Foreign currency translation			0	0
Balance before IFRS 9 adoption				500
Balance at the end of period	[2]	1,700	1,700
Level 3 | Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption			600	100
Balance at the beginning of the period			600
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income			(100)	0	[1]
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period			(100)	0
Purchases			100	0
Sales			(100)	0
Issuances			0	0
Settlements			0	0
Transfers into Level 3			100	0
Transfers out of Level 3			0	0
Foreign currency translation			0	0
Balance before IFRS 9 adoption				0
Balance at the end of period	[2]	500	500
Level 3 | Financial assets at fair value held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption			300	400
Balance at the beginning of the period			300
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income			(100)	0	[1]
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period			(100)	0
Purchases			300	0
Sales			(300)	(100)
Issuances			0	0
Settlements			0	0
Transfers into Level 3			100	0
Transfers out of Level 3			0	0
Foreign currency translation			0	0
Balance before IFRS 9 adoption				300
Balance at the end of period	[2]	300	300
Level 3 | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption			1,400	2,100
Reclassifications and remeasurements upon adoption of IFRS 9						2,900
Balance at the beginning of the period			4,300
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income			100	0	[1]
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period			0	0
Purchases			1,000	0
Sales			(900)	0
Issuances			0	300
Settlements			0	(700)
Transfers into Level 3			100	0
Transfers out of Level 3			(100)	(100)
Foreign currency translation			100	0
Balance before IFRS 9 adoption				1,600
Balance at the end of period	[2]	4,800	4,800
Level 3 | Financial assets at fair value not held for trading | Loans (including structured loans)
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption			800	1,200
Reclassifications and remeasurements upon adoption of IFRS 9						600
Balance at the beginning of the period			1,300
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income			(100)	100	[1]
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period			(100)	100
Purchases			1,000	0
Sales			(300)	0
Issuances			0	0
Settlements			0	(700)
Transfers into Level 3			100	0
Transfers out of Level 3			0	(100)
Foreign currency translation			0	0
Balance before IFRS 9 adoption				500
Balance at the end of period	[2]	1,900	1,900
Level 3 | Financial assets at fair value not held for trading | Auction-rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Reclassifications and remeasurements upon adoption of IFRS 9	[3]					1,800
Balance at the beginning of the period	[3]		1,800
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]		100
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[3]		100
Purchases	[3]		0
Sales	[3]		(200)
Issuances	[3]		0
Settlements	[3]		0
Transfers into Level 3	[3]		0
Transfers out of Level 3	[3]		0
Foreign currency translation	[3]		100
Balance at the end of period	[2],[3]	1,800	1,800
Level 3 | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Reclassifications and remeasurements upon adoption of IFRS 9						400
Balance at the beginning of the period			400
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income			100
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period			100
Purchases			0
Sales			0
Issuances			0
Settlements			0
Transfers into Level 3			0
Transfers out of Level 3			0
Foreign currency translation			0
Balance at the end of period	[2]	500	500
Level 3 | Financial assets at fair value not held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption			700	900
Reclassifications and remeasurements upon adoption of IFRS 9						100
Balance at the beginning of the period			800
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income			100	0	[1]
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period			0	0
Purchases			0	0
Sales			(300)	0
Issuances			0	300
Settlements			0	(100)
Transfers into Level 3			0	0
Transfers out of Level 3			(100)	0
Foreign currency translation			0	0
Balance before IFRS 9 adoption				1,100
Balance at the end of period	[2]	500	500
Level 3 | Financial assets measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption			500	500
Reclassifications and remeasurements upon adoption of IFRS 9						SFr (500)
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[1]			0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period				0
Purchases				0
Sales				0
Issuances				0
Settlements				0
Transfers into Level 3				0
Transfers out of Level 3				0
Foreign currency translation				0
Balance before IFRS 9 adoption				500
Level 3 | Derivative financial assets
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption			1,500	2,500
Balance at the beginning of the period			1,500
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income			0	(200)	[1]
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period			100	(300)
Purchases			0	0
Sales			0	0
Issuances			400	400
Settlements			(600)	(500)
Transfers into Level 3			100	100
Transfers out of Level 3			0	(500)
Foreign currency translation			0	0
Balance before IFRS 9 adoption				1,900
Balance at the end of period	[2]	1,500	1,500
Level 3 | Derivative financial assets | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption			500	1,300
Balance at the beginning of the period			500
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income			(100)	(200)	[1]
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period			0	(200)
Purchases			0	0
Sales			0	0
Issuances			0	0
Settlements			(100)	(100)
Transfers into Level 3			0	0
Transfers out of Level 3			0	(300)
Foreign currency translation			0	0
Balance before IFRS 9 adoption				800
Balance at the end of period	[2]	500	500
Level 3 | Derivative financial assets | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption			700	700
Balance at the beginning of the period			700
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income			0	0	[1]
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period			0	0
Purchases			0	0
Sales			0	0
Issuances			400	400
Settlements			(500)	(200)
Transfers into Level 3			100	100
Transfers out of Level 3			(100)	(100)
Foreign currency translation			0	0
Balance before IFRS 9 adoption				800
Balance at the end of period	[2]	600	600
Level 3 | Derivative financial assets | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption			300	500
Balance at the beginning of the period			300
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income			100	0	[1]
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period			100	(100)
Purchases			0	0
Sales			0	0
Issuances			0	0
Settlements			0	(200)
Transfers into Level 3			0	0
Transfers out of Level 3			0	(100)
Foreign currency translation			0	0
Balance before IFRS 9 adoption				SFr 300
Balance at the end of period	[2]	SFr 400	SFr 400

[1]	Net gains / (losses) included in comprehensive income are comprised of Net interest income, Other net income from fair value changes on financial instruments and Other income.
[2]
Total Level 3 assets as of 30 June 2018 were CHF 9.5 billion (31 March 2018: CHF 8.0 billion, 31 December 2017: CHF 5.5 billion). Total Level 3 liabilities as of 30 June 2018 were CHF 13.7 billion (31 March 2018: CHF 16.0 billion, 31 December 2017: CHF 15.7 billion).

[3]	Comparative period information is not disclosed for items that were measured at amortized cost prior to the adoption of IFRS 9 on 1 January 2018. Refer to Note 19 for more information.